Derivative Financial Instruments - Remaining Contract Maturity of Fair Value of OTC Derivative Assets and Liabilities (Details) $ in Thousands	Nov. 30, 2019 USD ($)
OTC Derivative Assets
0-12 Months	$ 200,377
1-5 Years	216,814
Greater Than 5 Years	149,796
Cross- Maturity Netting	(27,506)
Total	539,481
Cross product counterparty netting	(32,208)
Total OTC derivative assets included in Trading assets	507,273
OTC Derivative Liabilities
0-12 Months	124,924
1-5 Years	321,723
Greater Than 5 Years	189,575
Cross-Maturity Netting	(27,506)
Total	608,716
Cross product counterparty netting	(32,208)
Total OTC derivative liabilities included in Trading liabilities	576,508
Exchange traded derivative assets and other credit agreements	37,200
Cash collateral received	126,100
Exchange traded derivative liabilities and other credit agreements	275,700
Cash collateral pledged	325,000
Commodity swaps, options and forwards
OTC Derivative Assets
0-12 Months	16,634
1-5 Years	3,966
Greater Than 5 Years	0
Cross- Maturity Netting	(391)
Total	20,209
OTC Derivative Liabilities
0-12 Months	391
1-5 Years	0
Greater Than 5 Years	0
Cross-Maturity Netting	(391)
Total	0
Equity forwards, swaps and options
OTC Derivative Assets
0-12 Months	44,065
1-5 Years	2,302
Greater Than 5 Years	7,442
Cross- Maturity Netting	(6,612)
Total	47,197
OTC Derivative Liabilities
0-12 Months	25,342
1-5 Years	173,359
Greater Than 5 Years	77,052
Cross-Maturity Netting	(6,612)
Total	269,141
Credit default swaps
OTC Derivative Assets
0-12 Months	49
1-5 Years	1,059
Greater Than 5 Years	15
Cross- Maturity Netting	(62)
Total	1,061
OTC Derivative Liabilities
0-12 Months	1,245
1-5 Years	3,688
Greater Than 5 Years	8,160
Cross-Maturity Netting	(62)
Total	13,031
Total return swaps
OTC Derivative Assets
0-12 Months	58,845
1-5 Years	34,546
Greater Than 5 Years	0
Cross- Maturity Netting	(554)
Total	92,837
OTC Derivative Liabilities
0-12 Months	28,096
1-5 Years	41,160
Greater Than 5 Years	0
Cross-Maturity Netting	(554)
Total	68,702
Foreign currency forwards, swaps and options
OTC Derivative Assets
0-12 Months	46,651
1-5 Years	11,123
Greater Than 5 Years	62
Cross- Maturity Netting	(4,855)
Total	52,981
OTC Derivative Liabilities
0-12 Months	48,388
1-5 Years	9,786
Greater Than 5 Years	45
Cross-Maturity Netting	(4,855)
Total	53,364
Fixed income forwards
OTC Derivative Assets
0-12 Months	986
1-5 Years	0
Greater Than 5 Years	0
Cross- Maturity Netting	0
Total	986
OTC Derivative Liabilities
0-12 Months	581
1-5 Years	0
Greater Than 5 Years	0
Cross-Maturity Netting	0
Total	581
Interest rate swaps, options and forwards
OTC Derivative Assets
0-12 Months	33,147
1-5 Years	163,818
Greater Than 5 Years	142,277
Cross- Maturity Netting	(15,032)
Total	324,210
OTC Derivative Liabilities
0-12 Months	20,881
1-5 Years	93,730
Greater Than 5 Years	104,318
Cross-Maturity Netting	(15,032)
Total	$ 203,897